Income tax expense - Summary of Allocation of Income Tax Expense Between Current and Deferred Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Current taxes	€ (2,774)	€ (1,908)	€ (1,913)
Deferred taxes	768	350	106
Total	(2,006)	(1,558)	(1,807)	[1]
Income before tax and investments accounted for using the equity method	€ 10,422	€ 7,798	€ 13,778	[1]

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.